Business combinations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of business combinations [text block]
3	Business combinations

3.1	Acquisition of Escuela de Internet
On October 27, 2020, the Group acquired the control of EI Education, S.A.P.I. De C.V., by purchasing 100% of the shares of that entity. Escuela de Internet is a Mexican company whose main purpose is to train professionals with digital knowledge in digital marketing, design, ecommerce and other digital skills for professionals in local and global companies.
The consolidated financial statements include the results for the period from the acquisition date.

a.	Consideration transferred
The cash consideration transferred was USD 0.1 (one hundred dollars).
Also was established according to the Sales and Purchase Agreement that the seller will receive a maximum earn-out of USD 402. This amount was partially paid in November 2021 and the remaining portion will be paid November 2022 and will depend on the EBITDA of Escuela de Internet from November 2020 to October 2021 and from November 2021 to October 2022. As of December 2021, the management of the Group expects not to pay the earn-out so no consideration is recognized.
The assets and liabilities recognized as a result of the acquisition are as follows:

Thousands of USD
Cash and cash equivalents	20
Trade receivables	4
Prepaid expenses	13
Recoverable taxes	177

Property and equipment, net	12
Intellectual property	729
Deferred tax liabilities	(219)
Accounts payable	(373)
Loans and Financing	(164)

Taxes payable	(316)

Net identifiable assets acquired	(117)
Add: goodwill	117

Net assets acquired	—

Write-off intangible acquired	(117)

Net assets acquired adjusted	(117)

The intangible assets acquired comprises:

Asset	Valuation Methodology	Estimated Fair Value in thousands of U.S. dollars	Estimated useful life in years
Intellectual property	Relief from Royalties	729	5
Acquired receivables
The fair value of acquired trade receivables was USD 4. The gross contractual amount for trade receivables due is USD 4 without any loss allowance recognized on acquisition.
Revenue contribution
The acquired business contributed revenues of USD 29 to the Group for the period from October 27, to December 31, 2020.

b.	Purchase consideration cash outflow

Outflow of cash to acquire subsidiary, net of cash acquired	In thousands of USD
Cash consideration	—
Less: Balances acquired
Cash	20

Net inflow of cash – investing activities	20

3.2	Acquisition of WorkArea
On January 29, 2021, the Group acquired WebLinc Corp (“WorkArea”), a U.S.-based cloud commerce platform provider. The acquisition will allow the Group to strengthen its presence in the U.S. and Canadian markets.
The Group will leverage WorkArea’s deep commerce experience to scale growth. Among the new customers from WorkArea, there are leading retail merchants like sustainable fashion brand reformation and mattress and bedding manufacturer sleep number. With the acquisition of WorkArea customers will be able to build their marketplaces without third-party solutions. The distributed order management system of the Group will allow customers to improve their omnichannel capabilities that have become so instrumental in the past year.
The consolidated financial statements include the results of WorkArea for the period from the acquisition date.
WorkArea was merged into VTEX USA on December 1, 2021.

a.	Consideration transferred
Details of purchase consideration are as follows:

Thousands of USD
Amount paid in cash at the acquisition date (i)	209
Amount paid in installments in cash	465
Amount of earn-out to be paid in cash	6,256

Total consideration	6,930

(i)	US$ 209 was paid on the acquisition date directly to the sellers.
According to the sales and purchase agreement (“SPA”), the seller will receive a maximum earn-out
of US$ 25 million. This
earn-out
is based on the realization of WorkArea’s future projects and the migration of customers to the VTEX platform, which should be calculated and paid in four installments, each consecutive six months following the acquisition date. At the acquisition date, the estimated earn-out
was US$ 6,256.
The fair value amount of assets and liabilities recognized as a result of the acquisition are as follows:

Thousands of USD
Cash and cash equivalents	1,141
Trade receivables	412
Other current assets	77
Property and equipment	58
Customer relationship (i)	6,780
Software (i)	310
Right-of-use assets (ii)	722
Accounts payable	(1,212)
Lease liabilities	(446)
Taxes payable	(148)
Deferred revenue	(1,297)
Loans and financing (iii)	(8,038)
Other non-current liabilities	(588)
Deferred tax liabilities (iv)	(1,548)
Net identifiable assets acquired	(3,777)
Add: goodwill (v)	10,707

Net assets acquired	6,930

(i)	The intangible assets acquired comprises:

Asset	Valuation Methodology	Estimated Fair Value in thousands of U.S. dollars	Estimated useful life in years
Customer relationship	Multi-period excess earnings method	6,780	8
Software	Relief from royalty method	310	3

(ii)	The right-of-use comprises US$ 442 of book value plus US$ 280 of fair value related to off-market terms.
(iii)
The amount of US$ 7,919 was paid to a third party at the acquisition date to settle preexisting debts of WorkArea and US$ 119 was paid to a third party post-acquisition date, which VTEX assumed in the business combination.

(iv)	The deferred tax liabilities were calculated over the fair value amount of intangible assets and the fair value of right-of-use. Refer to Note 11.2 for additional details.
(v)	The goodwill is attributable to the workforce and the high profitability of the acquired business. It will not be deductible for tax purposes.
Acquired receivables
The fair value of acquired trade receivables was USD 512. The gross contractual amount for trade receivables due is USD 100 without any loss allowance recognized on acquisition.
Revenue contribution
WorkArea was merged into VTEX USA on December 1, 2021. The acquired business contributed revenues of US$ 4,103 and a net profit of US$ 104 to the Group from January 29, 2021, to December 31, 2021. The revenue of WorkArea for the current reporting period as though the acquisition date for the business combination that occurred during the period had been as of the beginning of the annual reporting period would be US$ 4,464 and a net loss of US$ 336.

b.	Purchase consideration cash outflow

Outflow of cash to acquire subsidiary, net of cash acquired	Thousands of USD
Cash consideration	209
Less: Balances acquired	—
Cash	(1,141)

Net outflow of cash – investing activities	(932)

3.3	Acquisition of Suiteshare
On April 16, 2021, the Group signed a binding share purchase agreement to acquire 100% of Suiteshare Tecnologia da Informação Ltda shares. (“Suiteshare”), a
Brazil-based
technology company to strengthen its presence in the nascent conversational commerce segment. The transaction was closed on May 28, 2021.
The Group will work alongside the Suiteshare team, which will remain engaged post transaction to accelerate growth in conversational commerce. With the acquisition, the Group will be able to offer a geolocation-based WhatsApp conversation commerce solution with seamless integration. The Suiteshare solution has shown high conversion rates when provided to the Group’s customers, showing the cross-sell potential and customers’ interest in conversational commerce solutions.
The consolidated financial statements include the results of Suiteshare for the period from the acquisition date.
a.	Consideration transferred
Details of the purchase consideration are as follows:

Thousands of US$
Amount paid in cash at the acquisition date (i)	1,816
Amount paid in shares	1,264
Amount paid in installments	151
Amount of earn-out to be paid in cash (ii)	227

Total consideration	3,458

(i)	US$ 1,816 was paid on the acquisition date directly to the sellers.
(ii)	According to the sales and purchase agreement (“SPA”), the seller could receive a maximum earn-out of US$ 1,699 which will be calculated and paid based on the Annual Recurring Revenue of Suiteshare.
The fair value amount of assets and liabilities recognized as a result of the acquisition are as follows:

Thousands of USD
Cash and cash equivalents	106
Property and equipment	4
Client portfolio	1
Trademark	220
Non-compete clause	145
Software	1,209
Accounts payable	(46)
Taxes payable	(9)
Net identifiable assets acquired	1,630
Add: goodwill	1,828

Net assets acquired	3,458

The goodwill is attributable to the workforce and synergies of the acquired business. At the acquisition date, goodwill is not deductible for tax purposes. The acquisition was made to merge Suiteshare into VTEX Brazil. The Group has a plan to merge Suiteshare into VTEX Brazil in 2022, therefore no deferred tax is recognized. The deferred tax liabilities over other intangibles were not recognized as the Company has a plan to merge the acquired entity into VTEX Brazil. After the merger, the Company will record deferred tax liabilities related to the amortization of the goodwill of Suiteshare.
Revenue contribution
The acquired business contributed revenues of US$ 401 and a net profit of US$ 66 to the Group from May 28, 2021, to December 31, 2021. The revenue of Suiteshare for the current reporting period as though the acquisition date for the business combination that occurred during the period had been as of the beginning of the annual reporting period would be US$ 592 and a net profit of US$ 102.

b.	Purchase consideration cash outflow

Outflow of cash to acquire subsidiary, net of cash acquired	Thousands of US$
Cash consideration	1,816
Less: Balances acquired	—
Cash	(106)

Net outflow of cash – investing activities	1,710

3.4	Accounts payable from acquisition of subsidiaries

	December 31, 2021	December 31, 2020
Fixed installment—cash	1,470	2,049
Fixed installment—shares	—	203
Earn-out—cash	2,790	323
Earn-out—shares	—	194
Earn-out—cash or shares	—	25

Current	4,260	2,794

Fixed installment—cash	—	1,206
Earn-out—cash	2,163	—
Earn-out—share	—	—

Non-current	2,163	1,206
Total	6,423	4,000

3.5	Payment schedule for acquisitions of subsidiaries
As of December 31, 2021, the outstanding balances segregated by maturity are as follows:

Date	Thousands of USD
2022	4,260
2023	2,163

6,423

3.6	Changes in balance payable from acquisition of subsidiaries

	2021	2020
At January 1	4,000	9,433
Addition due to acquisition—installments	1,880	—
Addition due to acquisition – earn-out	6,483	—
Payments of principal/finance charges—installments	(3,556)	(2,242)
Payments of principal/finance charges – earn-out	(1,378)	(1,254)
Fixed installments adjustment	44	—
Earn-out adjustment	(785)	(724)
Accrued interest and others	62	679
Exchange rate differences	(327)	(1,892)
At December 31	6,423	4,000